Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	GLOBAL GREEN INC.
Entity Central Index Key	0001522724
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 103,360	$ 0
Prepaid expenses	3,188	0
Total current assets	106,548	0
Intangible asset, net	6,467	6,803
Total assets	113,015	6,803
Current liabilities:
Accrued expenses	17,012	0
Due to shareholders	500	5,500
Total liabilities	17,512	5,500
Shareholders' equity:
Preferred stock; no par value; 100,000,000 shares authorized; no shares outstanding at December 31, 2011 or 2010	0	0
Common stock; $.00001 par value; 3,000,000,000 shares authorized; 745,761,432 and 734,513,814 shares issued and outstanding at December 31, 2011 and 2010, respectively	7,458	7,345
Additional paid in capital	285,573	(314)
Deficit accumulated during the development stage	(197,528)	(5,728)
Total shareholders' equity	95,503	1,303
Total liabilities and shareholders' equity	$ 113,015	$ 6,803

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Preferred stock, Authorized	100,000,000	100,000,000
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, Authorized	3,000,000,000	3,000,000,000
Common stock, Issued	745,761,432	734,513,814
Common stock, outstanding	745,761,432	734,513,814

Consolidated Statements of Operations (USD $)	12 Months Ended		90 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0
OPERATING EXPENSES
Testing for U.S. Department of Agriculture's approval	137,800	0	137,800
Professional fees	45,484	5,000	50,484
General and administrative	6,735	0	6,735
Stock transfer agent fees	1,421	500	1,921
Amortization	336	28	364
Consulting fees	0	200	200
Bank fees	24	0	24
Total operating expenses	191,800	5,728	197,528
NET LOSS	$ (191,800)	$ (5,728)	$ (197,528)
Net loss per share applicable to common stockholders - basic and diluted	$ 0	$ 0
Weighted average number of shares outstanding - basic and diluted	743,293,205	101,674,121

Consolidated Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit during the Development Stage	Total
Opening Balance, amount at Dec. 31, 2009	$ 314	$ (314)	$ 0	$ 0
Opening Balance, shares at Dec. 31, 2009	3,141,597
Recapitalization due to 10 to 1 stock split, shares	28,274,370
Stock based compensation, shares	20,000,000
Stock based compensation, amount	200			200
Share issuance, shares	683,097,847
Share issuance, amount	6,831			6,831
Net loss			(5,728)	(5,728)
Ending Balance, amount at Dec. 31, 2010	7,345	(314)	(5,728)	1,303
Ending Balance, shares at Dec. 31, 2010	734,513,814
Share issuance, shares	11,247,618
Share issuance, amount	113	285,887		286,000
Net loss			(191,800)	(191,800)
Ending Balance, amount at Dec. 31, 2011	$ 7,458	$ 285,573	$ (197,528)	$ 95,503
Ending Balance, shares at Dec. 31, 2011	745,761,432

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		90 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (191,800)	$ (5,728)	$ (197,528)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	336	28	364
Stock based compensation	0	200	200
Change in assets and liabilities:
Prepaid expenses	(3,188)	0	(3,188)
Accrued expenses	17,012	0	17,012
Due to shareholders	(5,000)	5,500	500
Net cash from operating activities	(182,640)	0	(182,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance	286,000	0	286,000
NET CHANGE IN CASH	103,360	0	103,360
CASH, beginning of period	0	0
CASH, end of period	103,360	0	103,360
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Common stock issued for acquisition of Global Green International, Inc.	$ 0	$ 6,831	$ 6,831

NATURE OF ORGANIZATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NATURE OF ORGANIZATION

Global Green, Inc. (the “Company”) is a Florida Corporation incorporated on July 12, 2004 as a wholly owned subsidiary of Global Assets & Services, Inc. In September 2004, the Company was spun out into a separate legal entity. The Company changed its name from The Global Tech Assets, Inc. to Global Green, Inc. in April 2010 and its fiscal period end is December 31.

The Company is in the development stage. The principal activities during the development stage include organizing the corporate structure, implementing the Company’s business plan and raising capital. Although the Company was formed in 2004, it did not have any operating activities until 2010.

Under the Share Exchange Agreement executed on November 29, 2011, between the Company and Nutritional Health Institute, LLC ("NHIL"), the Company acquired 100% of the issued and outstanding stock of Global Green International, Inc. (“GGII”), a wholly owned subsidiary of NHIL. At the same time, the Company issued approximately 683 million shares of its common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned acquisition as per the Share Exchange Agreement, the Company has become a majority-owned subsidiary of NHIL. As the effective control over GGII did not change, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations, GGII is consolidated at its book value (See Note 4). Prior to November 2010, CGII had no assets or operations, so there is no impact to the historical financial statements.

GGII, a wholly-owned subsidiary of the Company, has been granted the exclusive worldwide rights (the “Licensing Agreement”) to manufacture, distribute, market and sell a Salmonella and Antigen vaccine (the “Vaccine”). The Licensing Agreement was executed between NHIL and GGII before the Company acquired the 100% ownership of GGII and is the only asset of CGII.

In February 2011, the Vaccine has been entered into the final phase of becoming a United States Department of Agriculture (“USDA”) approved vaccine for the in ovo vaccination of chicken eggs to provide immunity against Salmonella bacteria. In May 2011, the United States Patent and Trademark Office granted a patent for the method and composition in the Vaccine. In August 2011, an additional patent was granted related to the vaccine.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. As of December 31, 2011 the Company has incurred net losses of $197,528 since inception (July 12, 2004).

Management’s plans include raising capital through the equity markets to fund operations and eventually, the generating of revenue through its business; however, there can be no assurance that the Company will be successful in such activities. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classifications of the liabilities that might be necessary should the Company be unable to continue as a going concern

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the accrual basis of accounting and in compliance with FASB ASC 915, Development Stage Entities. All significant intercompany accounts and transactions have been eliminated in consolidation. The interim financial statements reflect all adjustments, which are, in the opinion of management, necessary in order to make the financial statements not misleading.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company’s financial statements are summarized below. In applying these policies, management makes subjective judgments that frequently require estimates about matters that are inherently uncertain.

Cash and Cash Equivalents

The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2011 or 2010.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 13, Revenue Recognition and FASB ASC 605-15-25, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. The Company did not report any revenues from inception to December 31, 2011.

Earnings Per Share

The Company has adopted ASC 260-10-50, Earnings Per Share, which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. Basic and diluted losses per share were the same at the reporting dates as there were no common stock equivalents outstanding at December 31, 2011 or 2010.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

Occasionally, cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). Accordingly, the Company places its cash and cash equivalents with financial institutions considered by management to be of high credit quality. At December 31, 2011, the cash balances were not in excess of amounts insured by the FDIC.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States and Florida, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company’s federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management has evaluated tax positions in accordance with FASB ASC 740, Income Taxes, and has not identified any significant tax positions, other than those disclosed.

Recently Issued Accounting Pronouncements

There are no recently issued accounting pronouncements that are expected to have a significant impact to the Company or its financial statements.

Subsequent Events

In accordance with FASB ASC 855, Subsequent Events, the Company evaluated subsequent events through March 23, 2011, the date the financial statements were available for issue.

INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INTANGIBLE ASSET

The Company accounts for its intangible asset in accordance FASB ASC 350 Intangibles—Goodwill and Other.  The intangible assets consist of the Licensing Agreement and is carried at an allocated cost, less accumulated amortization. The Licensing Agreement was executed on November 29, 2010 between NHIL and GGII, before the Company acquired the 100% ownership of GGII as described in Note 1. The provisions in the License Agreement include the Company's responsibilities to protect the Vaccine information and to assume financial responsibilities for the acquisition of USDA approval of the Vaccine.  The License Agreement has no expiration date, but is being amortized over the 20 year legal life of the related patent. As the effective control over GGII did not change after acquisition by the Company, in accordance with FASB ASC 805, Business Combinations, the License Agreement is consolidated at the book value.

Components of intangible assets at the periods ended are as follows:

	December 31, 2011	December 31, 2010

License agreement	$ 6,831	$ 6,831
Accumulated amortization	(364)	(28)

	$ 6,467	$ 6,803

TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TAXES

The components of income tax expense for the periods ended are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	Inception to December 31, 2011 (unaudited)

Current tax expense (benefit)	$ (72,117)	$ (2,153)	$ (74,271)
Deferred tax expense (benefit)	-	-	-
Change in valuation allowance	72,117	2,153	74,271
Use of operating loss carryforward	-	-	-

	$ -	$ -	$ -

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	Inception to December 31, 2011 (unaudited)

Pretax loss at federal statutory rate	$ (65,212)	$ (1,948)	$ (67,161)
State income benefit, net of federal benefit	(6,905)	(205)	(7,111)
Change in valuation allowance	72,117	2,153	74,272

	$ -	$ -	$ -

The components of deferred taxes are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Deferred income tax assets:
Operating loss carryforwards	$ 72,117	$ 2,153
Less: Valuation allowance	(72,117)	(2,153)

Net deferred tax asset	$ -	$ -

At December 31, 2011 and 2010, a valuation allowance was established for the entire amount of the net deferred tax asset as the realization of the deferred tax asset is dependent on future taxable income.

At December 31, 2011, the Company had net operating loss carryforwards for tax purposes of $197,528, which will expire beginning in 2031, if not previously utilized.

EQUITY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EQUITY

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value. As of December 31, 2011 and 2010, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share. Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200. This is recorded as a non-cash expense in the accompanying statement of operations.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.

RELATED PARTY TRANSACTIONS AND COMMITMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS AND COMMITMENTS

During the period ending December 31, 2010, shareholders of the Company paid expenses totaling $5,500 for attorney and stock transfer fees which are included in Due to Shareholders on the accompanying balance sheet. At December 30, 2011 and 2010, the amounts due to related parties were $500 and $5,500 respectively.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder. In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.

CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines than an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of December 31, 2011 and 2010, the Company is not aware of any contingent liabilities that should be reflected in the accompanying financial statements